LEASES AND RELATED PARTY LEASES	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
LEASES AND RELATED PARTY LEASES
LEASES AND RELATED PARTY LEASES
The Company leases administrative, manufacturing, research and distribution facilities and various manufacturing, office and transportation equipment through operating lease agreements. Future minimum lease payments under operating leases at December 31, 2013 were as follows:

	Related Parties	Third Parties	Total
	(In thousands)
2014	$272	$11,828	$12,100
2015	272	9,617	9,889
2016	272	7,214	7,486
2017	272	4,608	4,880
2018	296	3,884	4,180
Thereafter	4,137	24,266	28,403
Total minimum lease payments	$5,521	$61,417	$66,938

Total rental expense for the years ended December 31, 2013, 2012 and 2011 and was $10.4 million, $10.9 million and $9.3 million, respectively, and included $0.3 million, in related party rental expense in each of the three years.
Future minimum lease payments under capital leases at December 31, 2013 were as follows:

Payments under capital leases (In thousands)
2014	$569
2015	569
2016	569
Total minimum lease payments	1,707
Amount representing interest	132
Present value of minimum lease payments	$1,575

Related Party Leases
The Company leases certain production equipment from a corporation whose sole stockholder is a general partnership, of which the Company’s former Chairman (and current director) is a partner and the President. The term of the lease is through March 31, 2022, and the Company has an option to renew through March 31, 2032. Under the terms of the lease agreement, the Company pays $0.1 million per year to the related party lessor. The Company also leases its manufacturing facility in Plainsboro, New Jersey, from a general partnership that is 50% owned by a corporation whose shareholders are trusts, whose beneficiaries include family members of the Company’s former Chairman (and current director). The term of the current lease agreement is through October 31, 2032 at an annual rate of approximately $0.3 million per year. The current lease agreement also provides (i) a 5-year renewal option for the Company to extend the lease from November 1, 2032 through October 31, 2037 at the fair market rental rate of the premises, and (ii) another 5-year renewal option to extend the lease from November 1, 2037 through October 31, 2042 at the fair market rental rate of the premises.